SHARE-BASED PAYMENT ARRANGEMENTS - Additional Information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 330.9	$ 455.7
Restricted stock awards, executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of other equity instruments vested after subject to performance metrics	110.00%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	100.00%
Maximum percentage of other equity instruments vested modifier increase decrease subject to environmental social and governance metric achievement	10.00%
First year anniversary | Employee restricted stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement	50.00%
Second year anniversary | Employee restricted stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement	25.00%
Third year anniversary | Employee restricted stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement	25.00%